UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Thomas M. O’Brien, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Thomas Perugini State Street Bank and Trust Company One Federal Street, 8th Floor Boston, Massachusetts 02110

Thomas Reyes, Esq. State Street Bank and Trust Company One Federal Street, 9th Floor Boston, Massachusetts 02110

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

RMR Preferred Dividend Fund

Portfolio of Investments  –  March 31, 2006 (unaudited)

Company	Shares	Value
Preferred Stocks – 126.4%
Real Estate Investment Trusts – 117.8%
Apartments – 9.1%
Apartment Investment & Management Co., Series G	56,400	$1,475,988
Apartment Investment & Management Co., Series R	68,000	1,729,240
Associated Estates Realty Corp., Series B	39,800	1,014,900
United Dominion Realty Trust, Inc., Series B	800	20,624
		4,240,752
Diversified – 11.4%
Crescent Real Estate Equities Co., Series B	163,700	4,276,663
Digital Realty Trust, Inc., Series A	40,000	1,012,400
		5,289,063
Health Care – 0.2%
OMEGA Healthcare Investors Inc., Series D	3,200	83,184
Hospitality – 46.9%
Ashford Hospitality Trust, Series A	58,000	1,479,000
Boykin Lodging Co., Series A	39,000	1,022,775
Eagle Hospitality Properties Trust, Inc., Series A	95,000	2,385,925
Entertainment Properties Trust, Series A	145,200	3,693,888
Equity Inns, Inc., Series B	83,800	2,155,755
FelCor Lodging Trust, Inc., Series C	167,400	4,188,348
Hersha Hospitality Trust, Series A	99,500	2,483,520
Highland Hospitality Corp., Series A	120,000	2,919,600
Host Hotels & Resorts, Inc., Series E	15,000	397,950
LaSalle Hotel Properties, Series A	25,100	645,572
Strategic Hotels & Resorts, Inc., Series B	6,800	171,020
Sunstone Hotel Investors, Inc., Series A	12,500	316,437
		21,859,790
Manufactured Homes – 4.6%
Affordable Residential Communities, Series A	97,200	2,129,652
Mortgage – 24.2%
Accredited Mortgage Loan REIT Trust, Series A	1,500	38,010
American Home Mortgage Investment Corp., Series A	92,000	2,408,560
Anthracite Capital, Inc., Series C	3,000	78,300
Impac Mortgage Holdings, Inc., Series B	54,900	1,243,485
Impac Mortgage Holdings, Inc., Series C	42,400	903,544
MFA Mortgage Investments, Inc., Series A	40,000	965,200
New Century Financial Corp., Series A	100,000	2,455,000
Newcastle Investment Corp., Series B	120,000	3,126,000
Thornburg Mortgage, Inc., Series C	2,500	63,000
		11,281,099
Office – 2.9%
Alexandria Real Estate Equities, Inc., Series B	17,600	447,040
DRA CRT Acquisition Corp., Series A	40,060	925,386
		1,372,426

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Retail – 18.5%
CBL & Associates Properties, Inc., Series B	14,600	$743,286
Glimcher Realty Trust, Series F	30,000	765,000
Pennsylvania Real Estate Investment Trust, Series A	59,000	3,330,550
The Mills Corp., Series B	6,000	137,700
The Mills Corp., Series C	97,500	2,227,875
The Mills Corp., Series E	13,600	306,680
The Mills Corp., Series G	52,500	1,118,250
		8,629,341
Total Real Estate Investment Trusts (Cost $57,322,515)		54,885,307
Other – 8.6%
Ford Motor Co., 6/15/43 Series	9,400	162,620
General Motors Corp., 5/15/48 Series	26,100	418,383
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,199,390
Red Hotels Capital Corp., 2/19/44 Series	24,500	650,475
Tommy Hilfiger Corp., 12/01/31 Series	22,000	554,400
Total Other (Cost $4,125,379)		3,985,268
Total Preferred Stocks (Cost $61,447,894)		58,870,575
Common Stocks – 4.9%
Alesco Financial Trust (a)(b)	150,000	1,500,000
Iowa Telecommunication Services, Inc.	34,500	658,260
Seaspan Corp.	5,650	119,611
Total Common Stocks (Cost $2,259,949)		2,277,871
Debt Securities – 13.3%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,541,475
Ford Motor Co., 8.90%, 06/15/2032	557,000	437,245
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,465,000
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	2,760,550
Total Debt Securities (Cost $6,490,257)		6,204,270
Short-Term Investments – 2.6%
Other Investment Companies – 2.6%
SSgA Money Market Fund, 4.30%(c) (Cost $1,221,876)	1,221,876	1,221,876
Total Investments – 147.2% (Cost $71,419,976) (d)		68,574,592
Other assets less liabilities – 1.1%		527,947
Preferred Shares, at liquidation preference – (48.3)%		(22,500,000)
Net Assets attributable to common shareholders – 100%		$46,602,539

Notes to Portfolio of Investments

(a)          Non-income producing security. The first quarterly cash distribution was declared on April 19, 2006.

(b)         144A securities. Securities restricted for resale to qualified institutional buyers.

(c)          Rate reflects 7 day yield as of March 31, 2006.

(d)         Although subject to adjustments to the extent 2006 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2006, are as follows:

Cost	$71,419,976

Gross unrealized appreciation	$359,866
Gross unrealized depreciation	(3,205,250)
Net unrealized depreciation	$(2,845,384)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2005, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. O’Brien
Thomas M. O’Brien
President

Date:	May 4, 2006

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 4, 2006